CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Fixed maturities available for sale, at fair value (amortized cost: $3.2 million and $5.8 million as of December 31, 2018 and 2019)	$ 6.7			$ 5.9				$ 3.2
Short-term investments	15.0			54.7				6.0
Total investments	21.7			60.6				9.2
Cash, cash equivalents and restricted cash	575.7			270.3	$ 303.2			102.4	$ 16.9
Premium receivable, net of allowance for doubtful accounts of $0 million and $0.2 million as of December 31, 2018 and 2019	82.8			54.1				25.9
Reinsurance recoverable	42.2			20.3				11.8
Prepaid reinsurance premium	86.2			1.0				1.5
Deferred acquisition costs	3.3			1.8				0.6	0.1
Property and equipment, net	5.1			3.1				1.0
Intangible assets	0.6			0.6				0.0
Other assets	13.9			2.5				1.4
Total assets	831.5			414.3				153.8
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Unpaid losses and loss adjustment expense	39.7			28.2	24.6			13.1	2.1
Unearned premium	115.3			68.0				27.7
Trade payables	1.0			0.7				1.5
Other liabilities and accrued expense	54.1			19.7				9.8
Total liabilities	262.5			116.6				52.1
Carrying Value	0.0	$ 480.2	$ 480.2	480.2	480.2	$ 355.2	$ 180.8	180.8	60.4
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 42,000,000 shares and 52,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 11,602,708 shares and 11,784,765 shares issued and 10,983,684 shares and 11,271,228 shares outstanding as of December 31, 2018 and 2019, respectively	0.0			0.0				0.0
Additional paid-in capital	855.0			15.7				10.7
Accumulated deficit	(286.7)			(198.3)				(89.8)
Accumulated other comprehensive income	0.7			0.1				0.0
Total stockholders' equity (deficit)	569.0	$ (221.6)	$ (204.6)	(182.5)	$ (152.2)	$ (122.7)	$ (100.3)	(79.1)	$ (28.4)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 831.5			$ 414.3				$ 153.8